E.I.I. Realty Securities Trust

640 Fifth Avenue

8th Floor

New York, NY 10019

October 30, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	E.I.I. Realty Securities Trust

File Nos. 333-45959; 811-08649; CIK: 0001054556

Ladies and Gentlemen:

On behalf of E.I.I. Realty Securities Trust (“Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that: (i) the Prospectus and Statement of Additional Information for the E.I.I. Realty Securities Trust that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 28, 2014.

If you have any questions or comments regarding this filing, please call me at (212) 735-9527 or Mark Parise of Kramer Levin Naftalis & Frankel LLP, counsel to Registrant, at (212) 715-9276.

Very truly yours,

E.I.I. Realty Securities Trust

By: /s/ Kathleen Heineken
Kathleen Heineken

Secretary of the Trust

cc:	Susan Penry-Williams

Mark Parise